Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 31, 2023, DecisionPoint Systems, Inc. (the “Company”) entered into a Stock Purchase with the Durwood Wayne Williams Revocable Trust and the Collins Family Living Trust, as sellers (collectively, the “Sellers”) and with Durwood W. Williams and Bartley E. Collins (the respective trustees of the Sellers), individually, pursuant to which the Company acquired all of the issued and outstanding equity of Macro Integration Services, Inc. (“Macro”) from the Sellers (the “Acquisition”), effective April 1, 2023. This Amendment No. 1 (“this Amendment”) to the Current Report on Form 8-K filed on April 6, 2023 (the “Initial Report”) is being filed to provide Macro’s audited consolidated financial statements for the year ended December 31, 2022, unaudited financial statements for the three month period ended March 31, 2023, and the unaudited pro forma consolidated financial information related to the Acquisition as required by applicable rules under SEC Regulation S-X and Items 9.01(a) and 9.01(b) of Form 8-K all of which were previously omitted from the Initial Report as permitted by Item 9.01(a)(3).
Document Period End Date	Apr. 06, 2023
Entity File Number	333-245695
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Entity Tax Identification Number	37-1644635
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1625 South Congress Avenue
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	(949)
Local Phone Number	465-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DPSI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false